Discontinued Operations - Summary of Net Earnings from Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Discontinued Operations [line items]
Gain on disposal of investments in SQM and APC	$ 4,380
Net earnings from discontinued operations	3,604	$ 173
Discontinued operations [member]
Disclosure of Discontinued Operations [line items]
Gain on disposal of investments in SQM and APC	4,399
Dividend income of SQM, APC and ICL	156	24
Share in earnings of SQM and APC		151
Income tax expense	(951)	(2)
Net earnings from discontinued operations	$ 3,604	$ 173